Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions							3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares	Oct. 13, 2022 ¥ / shares	Jun. 24, 2022 ¥ / shares	May 20, 2022 $ / shares	May 10, 2022 ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Oct. 12, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 $ / shares
Disclosure of significant investments in associates and joint ventures [line items]
Provision of impairment											¥ 3,150
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | ¥ / shares				¥ 0.0813
Cash dividend received									¥ 774
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | $ / shares					$ 0.032
Cash dividend received										¥ 61
Impairment Loss												¥ 3,217
Per share value | $ / shares													$ 1.09
Provision of impairment	[1]										¥ 2,645
Percentage of decrease share price		10.00%					10.00%		10.00%	10.00%	10.00%
Increase in provision for impairment		¥ 219					¥ 219		¥ 219	¥ 219	¥ 219
Decrease in equity instrument held		296					296		¥ 296	¥ 296	¥ 296
Increase Decrease In Net Assets Attributable To Owners Of Parent		¥ 1,000
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend declared, per share | ¥ / shares			¥ 0.0663			¥ 0.0391
Cash dividend received							¥ 212	¥ 125
Per share value | ¥ / shares		¥ 4.48					¥ 4.48		¥ 4.48	¥ 4.48	¥ 4.48

[1]	The 2021 final dividend of HKD 0.032 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2022. The Company received a cash dividend equivalent to RMB61 million. On 31 December 2021, the cumulative impairment loss of RMB3,217 million for the investment in Sino-Ocean had been recognised by the Group. On 31 December 2022, the Hong Kong stock price of Sino-Ocean was HKD1.09 per share. The Group performed an impairment test for the investment and recognised an impairment provision of RMB2,645 million based on the share price of Sino-Ocean H shares. If the share price of Sino-Ocean decreases by 10% as of December 31, 2022, it will increase the Group’s provision for impairment by RMB219 million. If the Group’s share of the book value of Sino-Ocean’s audited net assets attributable to shareholders of the parent company as at December 31, 2022 is lower than the book value of long-term equity investment in Sino-Ocean held by the Group, a 5% decrease in the net assets attributable to shareholders of the parent company would result in a decrease of RMB467 million in the book value of the Group’s long-term equity investment in Sino-Ocean.